SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 12b-25

Commission File Number: 33-19048-NY

NOTIFICATION OF LATE FILING

(Check One):
|X| Form 10-K	|_| Form 11-K	|_| Form 20-F	|_| Form 10-Q	|_| Form N-SAR

|_| Form 10-QSB

For Period Ended:        April 30, 2009

[ ]	Transition Report on Form 10-K
[ ]	Transition Report on Form 20-F
[ ]	Transition Report on Form 11-K
[ ]	Transition Report on Form 10-Q
[ ]	Transition Report on Form N-SAR

For the Transition Period Ended:_____________________________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:___________________________

________________________________________________________________________________________________________________________________________________________________________

PART I
REGISTRANT INFORMATION

Nanotailor, Inc.

Full Name of Registrant

Former Name if Applicable

700 Lavaca, Suite 1400

Address of Principal Executive Office (Street and Number)

Austin, TX 78701

City, State and Zip Code

PART II
RULES 12b-25(b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)  |X|  Yes  |_| No

|X|	(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

|X|
(b)  The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or N-SAR, or portion thereof, will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

|_|	(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant is unable, without unreasonable effort and expense, to file its Annual Report on Form 10-K for the year ended April 30, 2009 on a timely basis because the Registrant requires additional time to provide the information required by its auditors to complete its financial statements.  The Registrant intends to file the Form 10-K as soon as practicable after the completion of the financials.

PART IV
OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Alan P. Fraade, Esq.	(212)	486-2500
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). | X | Yes |   | No

(3)
Is it anticipated that any significant change in results of operation for the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? |  | Yes | X | No

NANOTAILOR, INC.

(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf
by the undersigned hereunto duly authorized.

Date: July 30, 2009	By: /s/ Ramon Perales
Ramon Perales, Chief Executive Officer